Leases - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 46,728	$ 35,500	$ 45,097